Concentration and Credit Risks (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Concentration Risks, Types, No Concentration Percentage [Abstract]
Cash	$ 9,405,865	$ 1,588,061	$ 3,549,644
Percentage of loan balance,Description	No customer accounted for more than 10% of total loan balance.	No customer accounted for more than 10% of total loan balance.